UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05689

DWS Multi-Market Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2014 (Unaudited)

DWS Multi-Market Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 97.3%
Consumer Discretionary 13.1%
AMC Entertainment, Inc., 144A, 5.875%, 2/15/2022		295,000	298,687
AMC Networks, Inc., 7.75%, 7/15/2021		130,000	147,550
AmeriGas Finance LLC:
6.75%, 5/20/2020		625,000	681,250
7.0%, 5/20/2022		485,000	529,862
APX Group, Inc.:
6.375%, 12/1/2019		295,000	304,219
144A, 8.75%, 12/1/2020		40,000	41,600
Arcelik AS, 144A, 5.0%, 4/3/2023		815,000	715,162
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		365,000	411,537
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		455,000	493,675
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		465,000	463,837
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		290,000	292,900
8.25%, 1/15/2019		365,000	392,831
BC Mountain LLC, 144A, 7.0%, 2/1/2021		280,000	278,600
Block Communications, Inc., 144A, 7.25%, 2/1/2020		580,000	619,150
Boyd Gaming Corp., 9.0%, 7/1/2020		215,000	233,813
Cablevision Systems Corp., 8.0%, 4/15/2020		85,000	100,088
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		575,000	552,000
9.0%, 2/15/2020		365,000	354,962
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		320,000	342,400
CCO Holdings LLC:
6.625%, 1/31/2022		675,000	727,312
7.375%, 6/1/2020		85,000	93,075
8.125%, 4/30/2020		95,000	104,025
Century Intermediate Holding Co. 2, 144A, 9.75%, 2/15/2019 (PIK)		145,000	152,613
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		495,000	493,762
144A, 6.375%, 9/15/2020		1,630,000	1,723,725
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		110,000	107,800
Chrysler Group LLC, 144A, 8.25%, 6/15/2021		200,000	226,500
Clear Channel Communications, Inc., 11.25%, 3/1/2021		195,000	217,913
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		355,000	375,412
Series B, 6.5%, 11/15/2022		525,000	559,125
Series A, 7.625%, 3/15/2020		85,000	91,375
Series B, 7.625%, 3/15/2020		865,000	936,362
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		35,000	35,000
Columbus International, Inc., 144A, 11.5%, 11/20/2014		1,000,000	1,057,500
Crown Media Holdings, Inc., 10.5%, 7/15/2019		215,000	244,025
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		265,000	286,200
DBP Holding Corp., 144A, 7.75%, 10/15/2020		165,000	160,463
DISH DBS Corp.:
4.25%, 4/1/2018		380,000	395,200
4.625%, 7/15/2017		1,160,000	1,231,050
5.0%, 3/15/2023		460,000	456,550
6.75%, 6/1/2021		110,000	123,200
GLP Capital LP, 144A, 4.375%, 11/1/2018		140,000	145,250
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		290,000	253,025
Harron Communications LP, 144A, 9.125%, 4/1/2020		605,000	683,650
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		195,000	208,163
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		520,000	544,700
L Brands, Inc., 7.0%, 5/1/2020		230,000	262,775
Lamar Media Corp., 144A, 5.375%, 1/15/2024		225,000	232,313
Libbey Glass, Inc., 6.875%, 5/15/2020		171,000	185,108
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		470,000	515,825
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		330,000	352,275
Mediacom Broadband LLC, 6.375%, 4/1/2023		610,000	643,550
Mediacom LLC, 7.25%, 2/15/2022		165,000	179,025
MGM Resorts International:
6.625%, 12/15/2021		870,000	954,825
6.75%, 10/1/2020		125,000	138,125
7.625%, 1/15/2017		390,000	443,625
8.625%, 2/1/2019		1,285,000	1,535,575
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		260,000	270,400
Netflix, Inc., 144A, 5.75%, 3/1/2024		220,000	228,800
PNK Finance Corp., 144A, 6.375%, 8/1/2021		330,000	344,850
Quebecor Media, Inc., 5.75%, 1/15/2023		295,000	298,687
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		610,000	689,300
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		180,000	180,900
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		410,000	455,100
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		165,000	181,088
Sirius XM Holdings, Inc., 144A, 5.875%, 10/1/2020		310,000	326,275
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		415,000	425,375
Starz LLC, 5.0%, 9/15/2019		230,000	238,913
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		360,000	356,400
UCI International, Inc., 8.625%, 2/15/2019		165,000	158,813
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,320,000	1,366,200
144A, 7.5%, 3/15/2019		300,000	326,250
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	610,000	923,908
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		85,000	91,375
144A, 7.875%, 11/1/2020		185,000	204,888
144A, 8.5%, 5/15/2021		105,000	116,681
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		295,000	335,562
Visant Corp., 10.0%, 10/1/2017		305,000	295,088
Visteon Corp., 6.75%, 4/15/2019		217,000	228,664

			32,373,636
Consumer Staples 4.1%
Ajecorp BV, 144A, 6.5%, 5/14/2022		600,000	588,000
B&G Foods, Inc., 4.625%, 6/1/2021		340,000	338,725
Big Heart Pet Brands, 7.625%, 2/15/2019		402,000	418,583
Chiquita Brands International, Inc., 7.875%, 2/1/2021		127,000	139,954
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		1,000,000	1,113,750
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		500,000	531,250
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		775,000	819,562
144A, 8.25%, 2/1/2020		240,000	262,800
MHP SA, 144A, 8.25%, 4/2/2020		500,000	410,100
Pilgrim's Pride Corp., 7.875%, 12/15/2018		220,000	238,150
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		945,000	986,600
6.875%, 2/15/2021		760,000	826,500
7.125%, 4/15/2019		2,230,000	2,372,162
8.25%, 2/15/2021		155,000	169,338
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		310,000	330,150
Smithfield Foods, Inc., 6.625%, 8/15/2022		300,000	324,000
U.S. Foods, Inc., 8.5%, 6/30/2019		290,000	314,288

			10,183,912
Energy 16.4%
Access Midstream Partners LP:
4.875%, 5/15/2023		495,000	504,900
6.125%, 7/15/2022		500,000	542,500
Afren PLC, 144A, 10.25%, 4/8/2019		492,000	562,725
Antero Resources Finance Corp.:
144A, 5.375%, 11/1/2021		325,000	332,313
7.25%, 8/1/2019		270,000	290,250
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		285,000	297,113
6.75%, 11/1/2020		805,000	851,287
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		970,000	1,057,300
8.625%, 10/15/2020		150,000	162,375
Chaparral Energy, Inc., 7.625%, 11/15/2022		255,000	276,675
Chesapeake Energy Corp., 7.25%, 12/15/2018		1,975,000	2,325,562
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		315,000	333,900
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		375,000	405,000
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		245,000	256,025
7.75%, 4/1/2019		445,000	483,937
Crosstex Energy LP, 7.125%, 6/1/2022		122,000	140,300
Denbury Resources, Inc., 4.625%, 7/15/2023		260,000	245,050
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		585,000	625,950
El Paso LLC, 7.25%, 6/1/2018		405,000	462,289
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		400,000	422,000
EP Energy LLC:
6.875%, 5/1/2019		520,000	560,950
7.75%, 9/1/2022		270,000	304,425
9.375%, 5/1/2020		120,000	138,900
EV Energy Partners LP, 8.0%, 4/15/2019		1,280,000	1,318,400
Halcon Resources Corp.:
8.875%, 5/15/2021		565,000	574,887
9.75%, 7/15/2020		230,000	242,075
144A, 9.75%, 7/15/2020		310,000	325,888
Holly Energy Partners LP:
6.5%, 3/1/2020		165,000	174,075
8.25%, 3/15/2018		410,000	427,708
KazMunayGas National Co. JSC, 144A, 7.0%, 5/5/2020		1,000,000	1,123,700
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		610,000	672,525
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		570,000	587,100
Linn Energy LLC:
6.5%, 5/15/2019		1,775,000	1,850,437
144A, 7.0%, 11/1/2019		855,000	891,337
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		325,000	342,875
144A, 7.0%, 3/31/2024		810,000	850,500
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		995,000	1,052,212
10.75%, 10/1/2020		665,000	729,837
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		400,000	407,000
Newfield Exploration Co., 5.75%, 1/30/2022		305,000	328,638
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		875,000	931,875
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		240,000	259,200
144A, 6.875%, 3/15/2022		605,000	656,425
6.875%, 1/15/2023		175,000	190,313
7.25%, 2/1/2019		750,000	806,250
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		1,000,000	1,087,500
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		580,000	593,050
7.5%, 11/1/2019		650,000	700,375
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		340,000	344,250
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		1,000,000	1,075,000
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		500,000	403,750
Regency Energy Partners LP, 5.875%, 3/1/2022		35,000	36,400
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		1,250,000	1,302,346
Sabine Pass Liquefaction LLC:
144A, 5.625%, 4/15/2023		220,000	216,150
144A, 5.875%, 2/1/2021		980,000	1,004,500
Sabine Pass LNG LP, 7.5%, 11/30/2016		145,000	160,950
Samson Investment Co., 144A, 10.75%, 2/15/2020		210,000	233,363
SandRidge Energy, Inc., 7.5%, 3/15/2021		720,000	761,400
SESI LLC:
6.375%, 5/1/2019		335,000	357,613
7.125%, 12/15/2021		1,050,000	1,165,500
Swift Energy Co., 7.875%, 3/1/2022		410,000	420,250
Talos Production LLC, 144A, 9.75%, 2/15/2018		545,000	572,250
Tesoro Corp., 5.375%, 10/1/2022		215,000	221,988
Ultra Petroleum Corp., 144A, 5.75%, 12/15/2018		130,000	136,175
Venoco, Inc., 8.875%, 2/15/2019		410,000	413,075
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	213,000
Whiting Petroleum Corp., 5.0%, 3/15/2019		375,000	396,563
Woodbine Holdings LLC, 12.0%, 5/15/2016		1,345,000	1,425,700
WPX Energy, Inc., 5.25%, 1/15/2017		955,000	1,025,431

			40,591,562
Financials 6.7%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		1,040,000	1,133,600
Akbank TAS, 144A, 5.125%, 7/22/2015		480,000	490,378
Ally Financial, Inc., 3.5%, 1/27/2019		1,020,000	1,027,650
Banco de Credito del Peru, 144A, 6.875%, 9/16/2026		1,000,000	1,050,000
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	1,000,000	392,366
CIT Group, Inc.:
3.875%, 2/19/2019		1,475,000	1,495,467
4.25%, 8/15/2017		1,850,000	1,940,187
Credit Agricole SA, 144A, 7.875%, 1/23/2024		455,000	488,556
E*TRADE Financial Corp.:
6.0%, 11/15/2017		1,927,000	2,042,620
6.375%, 11/15/2019		1,002,000	1,087,170
6.75%, 6/1/2016		520,000	562,900
Hellas Telecommunications Finance, 144A, 8.282% **, 7/15/2015 (PIK) *	EUR	278,431	0
International Lease Finance Corp.:
3.875%, 4/15/2018		1,060,000	1,090,475
6.25%, 5/15/2019		465,000	522,195
8.625%, 1/15/2022		460,000	573,850
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		415,000	435,750
(REIT), 6.875%, 5/1/2021		415,000	449,237
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		245,000	257,863
144A, 5.875%, 3/15/2022		405,000	425,250
Societe Generale SA, 144A, 7.875%, 12/18/2023		1,155,000	1,230,075

			16,695,589
Health Care 8.4%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		165,000	172,013
7.75%, 2/15/2019		730,000	788,400
Biomet, Inc.:
6.5%, 8/1/2020		500,000	539,375
6.5%, 10/1/2020		145,000	154,606
Community Health Systems, Inc.:
5.125%, 8/15/2018		2,405,000	2,546,294
144A, 5.125%, 8/1/2021		75,000	77,625
144A, 6.875%, 2/1/2022		300,000	319,125
7.125%, 7/15/2020		2,715,000	2,966,137
Endo Finance Co., 144A, 5.75%, 1/15/2022		305,000	314,913
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		330,000	355,575
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		255,000	272,850
144A, 6.5%, 9/15/2018		170,000	191,250
HCA, Inc.:
5.875%, 3/15/2022		415,000	453,388
6.5%, 2/15/2020		2,865,000	3,233,869
7.5%, 2/15/2022		620,000	719,200
Hologic, Inc., 6.25%, 8/1/2020		300,000	318,750
IMS Health, Inc., 144A, 6.0%, 11/1/2020		365,000	390,550
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		385,000	402,806
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		475,000	514,187
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		228,000	255,360
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		225,000	240,750
Tenet Healthcare Corp.:
4.375%, 10/1/2021		550,000	543,125
4.5%, 4/1/2021		70,000	69,825
6.25%, 11/1/2018		1,550,000	1,716,625
Valeant Pharmaceuticals International, Inc., 144A, 6.75%, 8/15/2018		3,025,000	3,335,062

			20,891,660
Industrials 12.1%
Accuride Corp., 9.5%, 8/1/2018		235,000	239,700
ADT Corp., 144A, 6.25%, 10/15/2021		235,000	247,338
Aguila 3 SA, 144A, 7.875%, 1/31/2018		685,000	727,812
Air Lease Corp., 4.75%, 3/1/2020		415,000	436,787
Alphabet Holding Co., Inc.:
7.75%, 11/1/2017 (PIK)		145,000	149,894
144A, 7.75%, 11/1/2017 (PIK)		385,000	397,994
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		395,000	395,000
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		566,040	587,266
BE Aerospace, Inc., 6.875%, 10/1/2020		235,000	257,913
Belden, Inc., 144A, 5.5%, 9/1/2022		505,000	498,687
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		340,000	345,100
144A, 7.75%, 3/15/2020		1,700,000	1,899,750
Casella Waste Systems, Inc., 7.75%, 2/15/2019		785,000	808,550
Cemex Finance LLC, 144A, 9.375%, 10/12/2022		1,300,000	1,489,800
Clean Harbors, Inc., 5.125%, 6/1/2021		375,000	382,500
CNH Capital LLC, 3.25%, 2/1/2017		1,305,000	1,324,575
Covanta Holding Corp., 5.875%, 3/1/2024 (b)		295,000	300,882
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		385,000	410,988
Darling International, Inc., 144A, 5.375%, 1/15/2022		310,000	318,138
DigitalGlobe, Inc., 5.25%, 2/1/2021		210,000	207,900
Ducommun, Inc., 9.75%, 7/15/2018		520,000	583,700
DynCorp International, Inc., 10.375%, 7/1/2017		635,000	663,575
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		1,300,000	1,217,125
Florida East Coast Railway Corp., 8.125%, 2/1/2017		155,000	162,053
FTI Consulting, Inc.:
6.0%, 11/15/2022		295,000	303,850
6.75%, 10/1/2020		1,095,000	1,190,812
Garda World Security Corp., 144A, 7.25%, 11/15/2021		400,000	424,000
GenCorp, Inc., 7.125%, 3/15/2021		1,040,000	1,125,800
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		400,000	406,000
Huntington Ingalls Industries, Inc., 7.125%, 3/15/2021		85,000	94,563
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		805,000	853,300
Meritor, Inc.:
6.25%, 2/15/2024		145,000	147,900
6.75%, 6/15/2021		260,000	276,250
10.625%, 3/15/2018		225,000	237,656
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		1,150,000	1,193,125
8.125%, 2/15/2019		290,000	297,975
Navios South American Logistics, Inc., 9.25%, 4/15/2019		245,000	262,763
Nortek, Inc., 8.5%, 4/15/2021		315,000	352,800
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		3,052,260	3,140,012
Oshkosh Corp., 144A, 5.375%, 3/1/2022		217,500	222,394
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022		375,000	380,625
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		330,000	355,575
Titan International, Inc., 144A, 6.875%, 10/1/2020		945,000	999,337
TransDigm, Inc.:
7.5%, 7/15/2021		460,000	507,150
7.75%, 12/15/2018		500,000	535,625
United Rentals North America, Inc.:
6.125%, 6/15/2023		35,000	37,100
7.375%, 5/15/2020		1,785,000	1,994,737
7.625%, 4/15/2022		455,000	516,994
Watco Companies LLC, 144A, 6.375%, 4/1/2023		220,000	222,200

			30,131,570
Information Technology 5.6%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		140,000	147,875
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,255,000	1,349,125
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		370,000	387,575
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		245,000	261,538
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		615,000	646,519
CDW LLC, 8.5%, 4/1/2019		625,000	687,500
CyrusOne LP, 6.375%, 11/15/2022		145,000	152,613
eAccess Ltd., 144A, 8.25%, 4/1/2018		235,000	254,975
EarthLink Holdings Corp., 7.375%, 6/1/2020		345,000	360,525
Equinix, Inc.:
5.375%, 4/1/2023		995,000	1,009,925
7.0%, 7/15/2021		335,000	372,687
First Data Corp.:
144A, 6.75%, 11/1/2020		2,430,000	2,624,400
144A, 7.375%, 6/15/2019		365,000	395,569
144A, 8.875%, 8/15/2020		635,000	706,437
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		380,000	403,275
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		100,000	103,500
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		1,100,000	1,207,250
7.625%, 6/15/2021		335,000	378,550
IAC/InterActiveCorp., 4.75%, 12/15/2022		285,000	275,737
Jabil Circuit, Inc., 5.625%, 12/15/2020		400,000	422,000
Micron Technology, Inc., 144A, 5.875%, 2/15/2022		145,000	151,525
NCR Corp.:
144A, 5.875%, 12/15/2021		75,000	80,250
144A, 6.375%, 12/15/2023		190,000	203,300
NXP BV, 144A, 3.75%, 6/1/2018		540,000	546,075
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018		790,000	815,675

			13,944,400
Materials 9.8%
Ashland, Inc., 3.875%, 4/15/2018		1,145,000	1,185,075
Berry Plastics Corp.:
9.5%, 5/15/2018		235,000	249,688
9.75%, 1/15/2021		305,000	353,800
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		449,565	483,282
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		295,000	313,438
Clearwater Paper Corp., 7.125%, 11/1/2018		515,000	548,475
Crown Americas LLC, 6.25%, 2/1/2021		70,000	76,650
CSN Resources SA, 144A, 6.5%, 7/21/2020		1,000,000	1,008,750
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		1,620,000	1,599,750
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		335,000	365,150
Exopack Holdings SA, 144A, 7.875%, 11/1/2019		405,000	421,200
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		160,000	175,600
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		730,000	751,900
144A, 7.0%, 2/15/2021		730,000	753,725
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		490,000	516,950
144A, 6.875%, 4/1/2022		100,000	108,500
144A, 7.0%, 11/1/2015		265,000	274,567
144A, 8.25%, 11/1/2019		410,000	452,025
Greif, Inc., 7.75%, 8/1/2019		870,000	991,800
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		145,000	149,894
8.875%, 2/1/2018		595,000	620,287
Huntsman International LLC, 8.625%, 3/15/2021		185,000	209,050
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		435,000	382,800
INEOS Group Holdings SA, 144A, 5.875%, 2/15/2019		145,000	149,350
Kaiser Aluminum Corp., 8.25%, 6/1/2020		395,000	447,337
KGHM International Ltd., 144A, 7.75%, 6/15/2019		900,000	951,750
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		1,000,000	1,057,500
Novelis, Inc., 8.75%, 12/15/2020		1,820,000	2,047,500
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	255,000	414,312
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		370,000	379,712
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	429,500
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		390,000	403,650
Polymer Group, Inc., 7.75%, 2/1/2019		415,000	443,531
PolyOne Corp., 5.25%, 3/15/2023		355,000	357,662
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020		1,800,000	1,766,250
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		370,000	386,650
144A, 8.25%, 1/15/2021		225,000	231,750
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		400,000	402,000
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		1,000,000	903,500
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,565,000	1,508,269

			24,272,579
Telecommunication Services 18.3%
Altice Financing SA:
144A, 6.5%, 1/15/2022		240,000	250,200
144A, 7.875%, 12/15/2019		335,000	365,150
Altice Finco SA, 144A, 9.875%, 12/15/2020		335,000	377,713
B Communications Ltd., 144A, 7.375%, 2/15/2021		370,000	387,575
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		145,000	151,525
Series N, 6.0%, 4/1/2017		1,950,000	2,154,750
Series W, 6.75%, 12/1/2023		615,000	651,900
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		2,005,000	2,185,450
8.75%, 3/15/2018		1,585,000	1,658,306
CPI International, Inc., 8.0%, 2/15/2018		180,000	190,800
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		1,703,000	1,800,922
144A, 10.5%, 4/15/2018		320,000	340,000
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	205,750
144A, 8.25%, 9/1/2017		2,015,000	2,095,600
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	281,038	0
Frontier Communications Corp.:
7.125%, 1/15/2023		1,925,000	2,016,437
7.625%, 4/15/2024		155,000	164,300
8.25%, 4/15/2017		441,000	512,663
8.5%, 4/15/2020		130,000	150,150
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		600,000	593,250
7.25%, 10/15/2020		1,625,000	1,767,187
7.5%, 4/1/2021		1,770,000	1,951,425
8.5%, 11/1/2019		835,000	902,844
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		945,000	1,017,056
144A, 8.125%, 6/1/2023		145,000	157,506
Level 3 Communications, Inc., 8.875%, 6/1/2019		45,000	49,613
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		230,000	243,225
7.0%, 6/1/2020		550,000	599,500
8.125%, 7/1/2019		290,000	319,000
8.625%, 7/15/2020		240,000	269,700
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		600,000	643,500
7.875%, 9/1/2018		580,000	617,700
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		800,000	768,000
Pacnet Ltd., 144A, 9.0%, 12/12/2018		240,000	252,600
SBA Communications Corp., 5.625%, 10/1/2019		285,000	298,538
SBA Telecommunications, Inc., 8.25%, 8/15/2019		97,000	103,426
Sprint Communications, Inc.:
6.0%, 12/1/2016		2,950,000	3,226,562
9.125%, 3/1/2017		235,000	277,888
Sprint Corp., 144A, 7.125%, 6/15/2024		385,000	404,250
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		155,000	163,719
6.464%, 4/28/2019		615,000	656,513
6.5%, 1/15/2024		155,000	164,300
6.625%, 4/1/2023		360,000	387,000
Telesat Canada, 144A, 6.0%, 5/15/2017		3,330,000	3,454,875
tw telecom holdings, Inc.:
5.375%, 10/1/2022		465,000	474,300
6.375%, 9/1/2023		335,000	358,450
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		2,115,000	2,260,406
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		725,000	799,312
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		495,000	541,406
VimpelCom Holdings BV, 144A, 6.255%, 3/1/2017		1,400,000	1,490,300
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		290,000	319,725
144A, 7.25%, 2/15/2018		365,000	384,163
Windstream Corp.:
6.375%, 8/1/2023		350,000	344,750
7.5%, 4/1/2023		590,000	619,500
7.75%, 10/15/2020		115,000	123,625
7.75%, 10/1/2021		990,000	1,069,200
7.875%, 11/1/2017		1,155,000	1,322,475
Zayo Group LLC, 8.125%, 1/1/2020		220,000	242,550

			45,298,530
Utilities 2.8%
AES Corp.:
8.0%, 10/15/2017		255,000	302,175
8.0%, 6/1/2020		375,000	440,625
Calpine Corp.:
144A, 7.5%, 2/15/2021		512,000	564,480
144A, 7.875%, 7/31/2020		568,000	634,740
DPL, Inc., 6.5%, 10/15/2016		1,885,000	2,031,087
Enel SpA, 144A, 8.75%, 9/24/2073		540,000	602,100
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		400,000	102,000
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		662,392	702,136
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		1,300,000	1,261,000
NRG Energy, Inc., 7.625%, 1/15/2018		285,000	322,050

			6,962,393

Total Corporate Bonds (Cost $231,540,351)			241,345,831
Government & Agency Obligations 7.7%
Other Government Related (c) 1.1%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,385,000	1,443,475
Mobile Telesystems OJSC, 144A, 8.625%, 6/22/2020		300,000	353,250
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		985,000	1,053,704

			2,850,429
Sovereign Bonds 6.6%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	2,070,000	917,253
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	654	220
Republic of Belarus, REG S, 8.75%, 8/3/2015		1,500,000	1,507,500
Republic of Ghana, 144A, 8.5%, 10/4/2017		175,000	178,500
Republic of Panama, 9.375%, 1/16/2023		2,610,000	3,419,100
Republic of Slovenia, 144A, 4.75%, 5/10/2018		1,000,000	1,061,370
Republic of South Africa:
5.875%, 9/16/2025		600,000	642,000
6.875%, 5/27/2019		185,000	213,213
Russian Federation:
144A, 7.5%, 3/31/2030		5,720,000	6,635,200
REG S, 7.5%, 3/31/2030		1,498,443	1,738,194

			16,312,550

Total Government & Agency Obligations (Cost $18,939,808)			19,162,979
Loan Participations and Assignments 30.6%
Senior Loans **
Consumer Discretionary 12.5%
Air Distribution Technologies, Inc., First Lien Term Loan, 4.25%, 11/9/2018		638,562	642,553
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 12/2/2019		4,013,183	4,006,923
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,356,583	1,356,868
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		725,813	730,937
Caesars Entertainment Operating Co., Term Loan B6, 5.489%, 1/26/2018		122,153	117,073
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019		1,562,051	1,563,683
CSC Holdings, Inc., Term Loan B, 2.65%, 4/17/2020		2,630,000	2,615,351
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		695,000	700,650
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		3,520,000	3,562,240
Hilton Worldwide Finance LLC, Term Loan B2, 3.75%, 10/26/2020		927,632	932,047
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		542,016	544,854
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		1,008,083	1,014,071
Term Loan B2, 4.25%, 8/7/2019		2,493,438	2,516,003
Polymer Group, Inc., First Lien Term Loan B, 5.25%, 12/19/2019		1,530,000	1,543,388
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		1,402,950	1,402,950
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		3,733,150	3,738,208
Tomkins LLC, Term Loan B2, 3.75%, 9/29/2016		3,955,179	3,974,460

			30,962,259
Consumer Staples 4.3%
Albertson's LLC:
Term Loan B1, 4.25%, 3/21/2016		1,204,829	1,214,992
Term Loan B2, 4.75%, 3/21/2019		1,472,321	1,486,124
Del Monte Foods Co.:
Term Loan, 4.05%, 3/8/2018		1,366,800	1,369,534
First Lien Term Loan, 4.25%, 11/6/2020		1,150,000	1,153,594
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		2,557,150	2,580,318
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		441,663	440,834
Vogue International, Inc., Term Loan, 5.25%, 2/14/2020		615,000	618,844
Weight Watchers International, Inc., Term Loan B1, 3.16%, 4/2/2016		1,915,176	1,709,294

			10,573,534
Energy 3.1%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		1,340,000	1,372,308
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		2,322,235	2,335,843
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		270,656	270,741
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		2,000,000	2,021,000
Tallgrass Operations LLC, Term Loan B, 4.25%, 11/13/2018		1,625,689	1,641,946

			7,641,838
Health Care 1.7%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021		810,000	818,351
Par Pharmaceutical Companies, Inc., Term Loan B, 4.0%, 9/30/2019		1,204,780	1,208,829
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.75%, 2/13/2019		1,260,427	1,266,534
Term Loan B, 3.75%, 12/11/2019		848,555	852,976

			4,146,690
Industrials 1.8%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		765,313	772,966
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		2,041,270	2,053,068
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		1,669,407	1,684,022

			4,510,056
Information Technology 0.7%
First Data Corp., Term Loan, 4.156%, 3/24/2021		1,775,000	1,779,721
Materials 2.3%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.75%, 2/1/2020		1,894,445	1,905,773
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/7/2020		2,984,962	2,974,948
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/8/2020		820,875	827,237

			5,707,958
Telecommunication Services 2.7%
Crown Castle International Corp., Term Loan, 3.25%, 1/31/2019		4,375,029	4,384,960
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		54,588	54,655
Level 3 Financing, Inc., Term Loan B, 4.0%, 1/15/2020		1,480,000	1,486,246
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		790,160	795,099

			6,720,960
Utilities 1.5%
Calpine Corp., Term Loan B1, 4.0%, 4/2/2018		2,327,054	2,342,086
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		1,461,231	1,453,925

			3,796,011

Total Loan Participations and Assignments (Cost $75,666,856)			75,839,027
Convertible Bond 0.3%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK) (Cost $427,381)		428,424	829,943
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $454,036)		675,000	590,625

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)		7	21,815
Trump Entertainment Resorts, Inc.*		32	0
Vertis Holdings, Inc.*		294	0

			21,815
Industrials 0.0%
Congoleum Corp.*		7,900	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		7,125	5,299
GEO Specialty Chemicals, Inc. 144A*		649	482

			5,781

Total Common Stocks (Cost $117,571)			27,596
Preferred Stock 0.4%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $856,579)		896	887,796
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		39,514	29,090
Hercules Trust II, Expiration Date 3/31/2029*		400	3,173

Total Warrants (Cost $87,876)			32,263

		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161 (Cost $44,415)		900,000	36,600

		Shares	Value ($)
Cash Equivalents 7.2%
Central Cash Management Fund, 0.06% (e) (Cost $17,792,109)		17,792,109	17,792,109

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $345,926,982) †		143.8	356,544,769
Other Assets and Liabilities, Net		0.3	646,332
Notes Payable		(44.1)	(109,260,000)

Net Assets		100.0	247,931,101

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	281,038	EUR	382,577	0
Hellas Telecommunications Finance*	8.282%	7/15/2015	278,431	EUR	79,885	0
					462,462	0

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2014.

†
The cost for federal income tax purposes was $346,859,012.  At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $9,685,757.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,724,010 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,038,253.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	26,381	21,815	0.01

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At February 28, 2014, the Fund had unfunded loan commitments of $520,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)
Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	520,000	518,700	(1,300)

At February 28, 2014, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (f)
Call Options
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	900,000	1	4/20/2016	32,085	(22,749)

(f)	Unrealized appreciation on written options on interest rate swap contracts at February 28, 2014 was $9,336.
At February 28, 2014, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2015	1,555,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	128,386	(35,560)	163,946
12/20/2011 3/20/2017	565,0003	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	71,432	14,550	56,882
9/20/2012 12/20/2017	720,0004	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	113,293	40,747	72,546
6/20/2013 9/20/2018	380,0003	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	62,087	30,938	31,149
6/20/2013 9/20/2018	1,000,0002	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB+	126,076	54,140	71,936
6/20/2013 9/20/2018	950,0005	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	151,697	69,204	82,493
Total unrealized appreciation					478,952

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Nomura International PLC
2	Bank of America
3	Credit Suisse
4	UBS AG
5	The Goldman Sachs & Co.

As of February 28, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,173,506	EUR	853,900	3/21/2014	5,114	JPMorgan Chase Securities, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	1,810,000	USD	2,487,440	3/21/2014	(10,866)	Citigroup, Inc.

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments.

Assets	Level 1		Level 2	Level 3	Total
Fixed Income Investments(i)
Corporate Bonds		$—	$241,345,831	$0	$241,345,831
Government & Agency Obligations		—	19,162,979	—	19,162,979
Loan Participations and Assignments		—	75,839,027	—	75,839,027
Convertible Bonds		—	—	829,943	829,943
Preferred Security		—	590,625	—	590,625
Common Stocks (i)		—	—	27,596	27,596
Preferred Stock		—	887,796	—	887,796
Warrants (i)		—	—	32,263	32,263
Short-Term Investments		17,792,109	—	—	17,792,109
Derivatives(j)
Purchased Options		—	36,600	—	36,600
Credit Default Swaps		—	478,952	—	478,952
Forward Foreign Currency Exchange Contracts		—	5,114	—	5,114

Total		$17,792,109	$338,346,924	$889,802	$357,028,835

Liabilities
Unfunded Loan Commitment		$—	$(1,300)	$—	$(1,300)
Derivatives(j)
Written Options		—	(22,749)	—	(22,749)
Forward Foreign Currency Exchange Contracts		—	(10,866)	—	(10,866)
Total	$	_—	$(34,915)	$—	$(34,915)

There have been no transfers between fair value measurement levels during the period ended February 28, 2014.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on credit default swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts	Options
Credit Contracts	$478,952	$—	$—
Foreign Exchange Contracts	$—	$(5,752)	$—
Interest Rate Contracts	$—	$—	$1,521

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2014